Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
November 30, 2025
PUR-K6-NPRT1-0126
1.9893906.106
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (a)(b) (Cost $2,381,241)	240,245	2,246,167

Common Stocks - 66.9%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	38,465	10,734,203
CANADA - 1.8%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	16,526	1,301,432
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp (United States) (c)	11,374	1,006,713
Imperial Oil Ltd	26,100	2,582,638
South Bow Corp	20,977	578,070
		4,167,421
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (c)	49,477	7,849,031
Materials - 1.2%
Chemicals - 0.1%
Nutrien Ltd (United States)	43,122	2,508,407
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd/CA (United States)	62,433	10,890,188
Franco-Nevada Corp	52,049	10,934,592
Teck Resources Ltd Class B (United States)	34,259	1,469,369
		23,294,149
TOTAL MATERIALS		25,802,556

TOTAL CANADA		39,120,440
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	44,446	1,622,619
Lundin Mining Corp	195,852	3,666,312

TOTAL CHILE		5,288,931
CHINA - 0.7%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Tencent Holdings Ltd	95,220	7,523,479
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Alibaba Group Holding Ltd ADR	50,677	7,971,492
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (c)	26,300	957,320
TOTAL CONSUMER DISCRETIONARY		8,928,812

TOTAL CHINA		16,452,291
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	36,120	1,341,136
FRANCE - 0.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA (loyalty shares)	182	79,386
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	18,708	6,701,206
TOTAL FRANCE		6,780,592
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (c)	54,695	1,538,400
HONG KONG - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	25,007	4,242,688
ITALY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Brunello Cucinelli SpA non-voting shares	63,029	6,703,618
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	9,584	959,725
TOTAL ITALY		7,663,343
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Japan Steel Works Ltd/The	14,433	853,294
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	27,182	813,930
TOTAL JAPAN		1,667,224
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	19,080	2,571,602
NETHERLANDS - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (c)	18,769	17,116,953
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	1,965	383,057
TOTAL NETHERLANDS		17,500,010
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC	14,150	332,808
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	98,427	28,692,455
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	37,048	1,164,870
Consumer Staples - 0.3%
Tobacco - 0.3%
British American Tobacco PLC	126,909	7,451,490
TOTAL UNITED KINGDOM		8,616,360
UNITED STATES - 60.1%
Communication Services - 7.2%
Entertainment - 0.9%
Live Nation Entertainment Inc (c)	4,944	649,889
LiveOne Inc (c)	41,664	195,821
Netflix Inc (c)	111,580	12,003,776
PodcastOne Inc (c)	19,962	49,305
ROBLOX Corp Class A (c)	34,860	3,312,746
Spotify Technology SA (c)	3,884	2,326,011
Walt Disney Co/The	15,942	1,665,461
		20,203,009
Interactive Media & Services - 6.3%
Alphabet Inc Class A	42,944	13,749,810
Alphabet Inc Class C	272,090	87,101,451
Meta Platforms Inc Class A	51,850	33,596,208
Reddit Inc Class A (c)	25,737	5,571,288
		140,018,757
TOTAL COMMUNICATION SERVICES		160,221,766

Consumer Discretionary - 5.9%
Automobiles - 0.7%
General Motors Co	6,558	482,144
Tesla Inc (c)	37,334	16,059,967
		16,542,111
Broadline Retail - 3.0%
Amazon.com Inc (c)	280,503	65,418,910
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp (c)	155,264	4,002,706
Cava Group Inc (c)	1,800	88,002
Hilton Worldwide Holdings Inc	7,828	2,231,215
Starbucks Corp	18,358	1,599,165
Viking Holdings Ltd (c)	21,937	1,464,953
Wingstop Inc	4,943	1,308,560
		10,694,601
Household Durables - 0.6%
Lennar Corp Class A (d)	10,734	1,409,374
SharkNinja Inc (c)	26,062	2,542,869
Somnigroup International Inc	68,700	6,287,424
Toll Brothers Inc	18,626	2,604,474
		12,844,141
Specialty Retail - 1.1%
American Eagle Outfitters Inc	53,545	1,092,318
AutoZone Inc (c)	1,094	4,326,037
Boot Barn Holdings Inc (c)	1,591	308,368
Group 1 Automotive Inc	1,126	451,571
Lowe's Cos Inc	23,780	5,766,174
Revolve Group Inc Class A (c)	6,339	153,214
Ross Stores Inc	2,939	518,322
TJX Cos Inc/The	41,310	6,275,815
Warby Parker Inc Class A (c)	8,241	163,254
Williams-Sonoma Inc	30,915	5,565,009
		24,620,082
Textiles, Apparel & Luxury Goods - 0.0%
Ralph Lauren Corp Class A	2,042	750,088
TOTAL CONSUMER DISCRETIONARY		130,869,933

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (c)	30,479	3,377,378
Performance Food Group Co (c)	18,599	1,805,405
Walmart Inc	14,622	1,615,877
		6,798,660
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	79,977	7,523,436
Tobacco - 0.5%
Philip Morris International Inc	71,536	11,265,490
TOTAL CONSUMER STAPLES		25,587,586

Energy - 1.2%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	238,741	11,984,798
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (c)	36,898	1,344,194
APA Corp	248,668	6,209,240
EQT Corp	33,954	2,066,440
Exxon Mobil Corp	5,228	606,030
Marathon Petroleum Corp	16,405	3,178,141
Valero Energy Corp	7,537	1,332,240
		14,736,285
TOTAL ENERGY		26,721,083

Financials - 6.8%
Banks - 1.3%
Bank of America Corp	82,931	4,449,248
First Horizon Corp	147,766	3,301,092
JPMorgan Chase & Co	33,360	10,444,349
Wells Fargo & Co	137,733	11,824,378
		30,019,067
Capital Markets - 3.2%
Bank of New York Mellon Corp/The	93,673	10,500,743
Blackstone Inc	44,399	6,500,902
Cboe Global Markets Inc	36,665	9,465,803
Charles Schwab Corp/The	80,502	7,464,950
CME Group Inc Class A	11,583	3,260,151
Coinbase Global Inc Class A (c)	3,302	900,852
Goldman Sachs Group Inc/The	2,854	2,357,518
KKR & Co Inc Class A	6,840	836,600
Moody's Corp	3,834	1,881,651
Morgan Stanley	108,222	18,360,945
Northern Trust Corp	22,649	2,974,720
State Street Corp	42,433	5,050,376
		69,555,211
Consumer Finance - 0.5%
Capital One Financial Corp	50,789	11,126,346
Financial Services - 1.5%
Affirm Holdings Inc Class A (c)	13,861	983,438
Apollo Global Management Inc	39,593	5,220,337
Mastercard Inc Class A	36,568	20,131,781
Visa Inc Class A	23,255	7,777,402
		34,112,958
Insurance - 0.3%
Arthur J Gallagher & Co	12,075	2,990,012
Chubb Ltd	13,589	4,024,790
		7,014,802
TOTAL FINANCIALS		151,828,384

Health Care - 6.0%
Biotechnology - 2.6%
Alnylam Pharmaceuticals Inc (c)	25,717	11,604,282
BeOne Medicines Ltd ADR (c)	2,200	749,342
Biogen Inc (c)	13,486	2,455,666
Blueprint Medicines Corp rights (c)(e)	1,291	0
Centessa Pharmaceuticals PLC ADR (c)	10,706	310,795
Cogent Biosciences Inc (c)	29,920	1,203,382
Cytokinetics Inc (c)	23,390	1,593,561
Exact Sciences Corp (c)	62,356	6,316,039
Gilead Sciences Inc	115,699	14,559,563
Insmed Inc (c)	55,103	11,448,750
Legend Biotech Corp ADR (c)	49,170	1,362,501
Madrigal Pharmaceuticals Inc (c)	358	213,719
Moderna Inc (c)	28,098	729,986
Nuvalent Inc Class A (c)	12,804	1,400,117
Regeneron Pharmaceuticals Inc	4,709	3,673,915
Scholar Rock Holding Corp (c)	10,866	478,756
		58,100,374
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp (c)	112,001	9,707,127
Insulet Corp (c)	18,929	6,193,380
Intuitive Surgical Inc (c)	2,879	1,651,049
Penumbra Inc (c)	3,018	884,786
		18,436,342
Health Care Providers & Services - 0.7%
CVS Health Corp	118,756	9,543,232
HCA Healthcare Inc	1,019	517,947
McKesson Corp	6,064	5,343,112
		15,404,291
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	12,533	3,011,555
Life Sciences Tools & Services - 0.6%
Danaher Corp	16,201	3,674,062
Thermo Fisher Scientific Inc	15,202	8,981,798
		12,655,860
Pharmaceuticals - 1.2%
Eli Lilly & Co	22,392	24,081,924
Merck & Co Inc	17,123	1,795,004
Structure Therapeutics Inc ADR (c)	8,026	287,411
		26,164,339
TOTAL HEALTH CARE		133,772,761

Industrials - 6.4%
Aerospace & Defense - 1.4%
Anduril Industries Inc Class B (a)(e)	1,199	51,317
Anduril Industries Inc Class C (a)(e)	1	43
Beta Technologies Inc Class A (c)	800	21,816
Boeing Co (c)	81,019	15,312,592
BWX Technologies Inc	1,664	297,656
Carpenter Technology Corp	3,381	1,076,984
GE Aerospace	1,831	546,462
General Dynamics Corp	9,737	3,326,451
Howmet Aerospace Inc	37,123	7,594,995
Karman Holdings Inc (c)	4,575	306,662
Woodward Inc	6,422	1,926,793
		30,461,771
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	23,436	3,723,277
Building Products - 0.5%
Builders FirstSource Inc (c)	4,622	518,727
Trane Technologies PLC	27,630	11,645,492
		12,164,219
Construction & Engineering - 0.6%
Dycom Industries Inc (c)	18,143	6,559,239
EMCOR Group Inc	8,678	5,337,577
Granite Construction Inc	16,712	1,797,041
Legence Corp Class A	10,265	471,985
		14,165,842
Electrical Equipment - 0.8%
Eaton Corp PLC	12,938	4,475,125
GE Vernova Inc	18,487	11,087,948
Nextpower Inc Class A (c)	18,835	1,725,663
		17,288,736
Ground Transportation - 0.3%
Lyft Inc Class A (c)	73,509	1,545,894
Norfolk Southern Corp	11,049	3,227,302
Uber Technologies Inc (c)	16,179	1,416,310
		6,189,506
Industrial Conglomerates - 0.3%
3M Co	38,484	6,621,172
Machinery - 1.6%
Caterpillar Inc	3,577	2,059,494
Cummins Inc	25,742	12,819,001
Deere & Co	13,927	6,468,952
Parker-Hannifin Corp	11,390	9,814,763
Pentair PLC	2,423	254,997
Westinghouse Air Brake Technologies Corp	20,229	4,218,758
		35,635,965
Passenger Airlines - 0.2%
Delta Air Lines Inc	68,074	4,363,543
Professional Services - 0.0%
Parsons Corp (c)	3,962	335,502
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	3,170	820,459
Ferguson Enterprises Inc	23,921	6,020,198
United Rentals Inc	6,037	4,921,242
		11,761,899
TOTAL INDUSTRIALS		142,711,432

Information Technology - 22.1%
Communications Equipment - 0.1%
Arista Networks Inc (c)	11,176	1,460,480
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	112,369	15,832,792
Coherent Corp (c)	27,892	4,581,540
Flex Ltd (c)	19,876	1,174,870
Jabil Inc	8,255	1,739,411
		23,328,613
IT Services - 0.7%
IBM Corporation	28,369	8,754,107
MongoDB Inc Class A (c)	877	291,488
Snowflake Inc (c)	18,964	4,764,515
X.Ai Holdings Corp Class A (a)(e)	13,020	848,774
		14,658,884
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices Inc (c)	46,772	10,174,313
Analog Devices Inc	22,068	5,855,523
Applied Materials Inc	14,859	3,748,183
Broadcom Inc	83,513	33,652,398
First Solar Inc (c)	9,161	2,500,220
Intel Corp (c)	136,781	5,547,837
KLA Corp	6,167	7,249,123
Lam Research Corp	26,002	4,056,312
Marvell Technology Inc	26,899	2,404,771
Micron Technology Inc	51,795	12,248,482
Monolithic Power Systems Inc	4,639	4,305,781
NVIDIA Corp	718,202	127,121,755
Teradyne Inc	4,917	894,353
		219,759,051
Software - 5.9%
Autodesk Inc (c)	1,416	429,529
Datadog Inc Class A (c)	19,608	3,137,476
Microsoft Corp	208,963	102,811,886
Oracle Corp	46,176	9,325,243
Palantir Technologies Inc Class A (c)	37,826	6,371,790
Palo Alto Networks Inc (c)	14,244	2,708,212
Pegasystems Inc (d)	6,376	349,213
Salesforce Inc	1,577	363,561
Synopsys Inc (c)	5,072	2,120,147
Zscaler Inc (c)	17,927	4,508,641
		132,125,698
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	337,146	94,013,162
Western Digital Corp	24,514	4,003,872
		98,017,034
TOTAL INFORMATION TECHNOLOGY		489,349,760

Materials - 1.3%
Chemicals - 0.3%
Corteva Inc	60,080	4,053,598
Ecolab Inc	1,541	424,021
Sherwin-Williams Co/The	9,397	3,229,655
		7,707,274
Construction Materials - 0.6%
Martin Marietta Materials Inc	12,701	7,915,771
Vulcan Materials Co	14,567	4,329,895
		12,245,666
Metals & Mining - 0.4%
Alcoa Corp	30,431	1,270,190
MP Materials Corp (c)(d)	19,854	1,229,955
Newmont Corp	57,035	5,174,786
Steel Dynamics Inc	12,160	2,040,813
		9,715,744
TOTAL MATERIALS		29,668,684

Real Estate - 0.9%
Health Care REITs - 0.4%
Ventas Inc	113,723	9,169,486
Industrial REITs - 0.1%
Prologis Inc	10,791	1,386,967
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (c)	18,482	2,990,942
Compass Inc Class A (c)	76,759	799,828
Zillow Group Inc Class C (c)	71,212	5,296,749
		9,087,519
TOTAL REAL ESTATE		19,643,972

Utilities - 1.2%
Electric Utilities - 1.2%
Constellation Energy Corp	3,870	1,410,073
Evergy Inc	6,126	475,683
Eversource Energy	48,826	3,280,131
Exelon Corp	114,613	5,400,565
NextEra Energy Inc	52,956	4,569,573
NRG Energy Inc	61,065	10,349,907
		25,485,932
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (c)	1,455	573,663
TOTAL UTILITIES		26,059,595

TOTAL UNITED STATES		1,336,434,956
TOTAL COMMON STOCKS (Cost $960,919,967)		1,488,977,439

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (a)(e) (Cost $461,976)	11,300	483,640

Fixed-Income Funds - 32.9%
	Shares	Value ($)
Fidelity High Income Central Fund (f)	639,154	70,549,840
Fidelity Investment Grade Bond Central Fund (f)	6,584,030	660,444,062
TOTAL FIXED-INCOME FUNDS (Cost $731,344,678)		730,993,902

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	1,452,435	1,452,726
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	2,557,430	2,557,686
TOTAL MONEY MARKET FUNDS (Cost $4,010,412)			4,010,412

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,699,118,274)	2,226,711,560
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,682,223)
NET ASSETS - 100.0%	2,225,029,337

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,629,941 or 0.2% of net assets.

(b)	Affiliated fund.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $22,163.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	49,018

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	461,976

Fidelity Private Credit Company LLC	6/6/2022 - 11/12/2025	2,381,241

X.Ai Holdings Corp Class A	10/25/2022	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,474,754	77,175,161	77,197,723	40,280	534	-	1,452,726	1,452,435	0.0%
Fidelity High Income Central Fund	68,656,711	1,764,078	-	1,259,156	-	129,051	70,549,840	639,154	4.4%
Fidelity Investment Grade Bond Central Fund	655,172,751	11,988,370	15,139,862	7,131,217	179,996	8,242,807	660,444,062	6,584,030	1.5%
Fidelity Securities Lending Cash Central Fund	637,500	17,373,115	15,452,915	3,586	(14)	-	2,557,686	2,557,430	0.0%
Total	725,941,716	108,300,724	107,790,500	8,434,239	180,516	8,371,858	735,004,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,219,093	79,061	-	79,061	-	(51,987)	2,246,167	240,245
	2,219,093	79,061	-	79,061	-	(51,987)	2,246,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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